SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05071 or 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2004
Date of reporting period: May 31, 2004

N-CSRS Semi-Annual Report May 31, 2004

REPORT TO SHAREHOLDERS

Sextant

Mutual Funds

(Graphic Omitted)

Fellow Shareowners:

For the six months ended May 31, 2004, both stocks and bonds held steady. Bond investors can look for higher yields but little total return as interest rates climb slowly. Stock investors will see US corporate profits jump more than 20% in 2004, helped by low inflation, new employment, confident consumers, strong exports on a lower US dollar, and lower federal tax rates. Outside the U.S., the outlook is marginally improving. Big catastrophes are noticeably absent.

Prudent investors do well to remember that change is the only real constant. Recent choppy economic seas will again be soothed by the “invisible hand” of free economic markets. Change is the rationale for our four distinctly different Sextant funds, which allow investors to choose the variable returns of the domestic and international stock markets, long-term bonds, or the safety of short-term bonds.

For the last six months, the Sextant bond funds provided haven while interest rates increased. Now able to purchase greater yields, we expect to be increasing maturities and quality in these bond funds. Equities look poised for better relative returns, as their fundamentals improve. We are recommending a balance favoring stocks over bonds for the next year.

Our Sextant funds employ a “fulcrum” advisory fee structure that rewards or penalizes Saturna Capital for investment results. Unfortunately, relative performance of the Sextant funds over the last 12 months (the fulcrum fee measurement period) was generally below our Morningstar mutual fund benchmarks. For the six and twelve months ended May 31, 2004 comparative total returns are:

Sextant Fund	6-month Total Return	12-month Total Return	vs. Morningstar	12-month Total Return
Short-Term Bond	+0.33%	+0.55%	Short-Term Bonds	+0.26%
Bond Income	+0.01%	-3.41%	Long-Term Bonds	-0.78%
Growth	-1.86%	+14.54%	Domestic Growth	+19.49%
International	+0.50%	+28.19%	Foreign Stock	+30.01%

While our funds remain small, growing awareness of the Sextant Funds and their good long-term performance continue to attract investors. The year 2004 has been solid so far and we are looking forward to the second half. Thank you for investing your money with ours.

Respectfully,

Nicholas Kaiser, President	Phelps McIlvaine, Vice President
(Manager, Sextant Growth; Sextant International)	(Manager, Sextant Bond Income; Sextant Short-Term Bond)

July 19, 2004

2	N-CSRS Semi-Annual Report May 31, 2004

INVESTMENTS	SEXTANT SHORT-TERM BOND FUND (graphic omitted)

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
				As of May 31, 2004

	Banking (10%)
A	Bankers Trust	8.25% 5/1/2005	$85,000	$89,610
A+	JP Morgan & Co. Inc.	7.625% 9/15/2004	80,000	80,781
A-	Washington Mutual Financial	8.25% 6/15/2005	75,000	79,351
	SUB-TOTAL		240,000	249,742

	Building Products (3%)
A-	Lowe's Companies	7.50% 12/15/2005	70,000	74,955

	Computer (2.9%)
AA-	Hewlett Packard	7.15% 6/15/2005	70,000	72,771

	Cosmetics & Toiletries (4.1%)
A	Avon Products Inc.	6.55% 8/1/2007	95,000	103,165

	Finance & Insurance (18.9%)
A	Alliance Capital Mangement	5.625% 8/15/2006	65,000	67,627
AAA	American General Insurance	7.50% 8/11/2010	90,000	102,833
A+	International Finance AIG	5.75% 10/15/2006	95,000	99,905
A-	Lincoln National Insurance	7.25% 5/15/2005	100,000	104,060
BBB+	Sears Roebuck	3.30% 6/15/2006	100,000	100,000
	SUB-TOTAL		450,000	474,425

	Machinery (11%)
A	Deere	6.55% 7/15/2004	90,000	90,122
A	Eaton	6.95% 11/15/2004	85,000	86,810
A-	Rockwell Automation International	6.15% 1/15/2008	95,000	99,976
	SUB-TOTAL		270,000	276,908

	Medical Drugs (14.8%)
A	Amgen	6.50% 12/1/2007	90,000	97,917
AAA	Bristol Myers Squibb	4.75% 10/1/2006	90,000	92,123
AAA	Pfizer	5.625% 2/1/2006	100,000	104,301
A-	Wyeth	7.90% 2/15/2005	75,000	77,467
	SUB-TOTAL		355,000	371,808

N-CSRS Semi-Annual Report May 31, 2004	3

(graphic omitted)SEXTANT SHORT-TERM BOND FUND	INVESTMENTS

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value
	Oil & Gas (4.2%)
BBB+	Union Oil of California	7.20% 5/15/2005	$100,000	$104,171

	Publishing (1.9%)
A-	Tribune Company	6.875% 11/1/2006	45,000	47,514

	Telecommunications (7.5%)
AA-	Southwestern Bell	6.625% 7/15/2007	95,000	101,854
A-	Verizon Wireless	5.375% 12/15/2006	82,000	85,414
	SUB-TOTAL		177,000	187,268

	Utilities (11.8%)
AA-	Florida Power & Light	6.875% 12/1/2005	95,000	100,191
BBB	PSI Energy	6.95% 12/1/2005	92,000	97,503
A-	Sempra Energy	7.85% 10/15/2007	90,000	99,797
	SUB-TOTAL		277,000	297,491

	Total Investments (90.1%)	(Cost = 2,240,716)	2,149,000	2,260,218
	Other Assets (net of liabilities) (9.9%)			249,182
	Total Net Assets (100%)			$2,509,400
	*Ratings are the lesser of S&P or Moody's (unaudited)

4	N-CSRS Semi-Annual Report May 31, 2004

FINANCIAL HIGHLIGHTS	SEXTANT SHORT-TERM BOND FUND (Graphic Omitted)

Selected data per share of capital stock outstanding throughout the period:
		For Year Ended November 30,
	Period ended May 31, 2004	2003	2002	2001	2000	1999
Net asset value at beginning of period	$5.09	$5.07	$5.10	$4.95	$4.92	$5.04
Income from investment operations
Net Investment Income	0.10	0.23	0.27	0.26	0.27	0.26
Net gains or losses on securities (both realized and unrealized)
	(0.06)	0.02	(0.02)	0.14	0.03	(0.12)
Total from investment operations	0.04	0.25	0.25	0.40	0.30	0.14
Less distributions
Dividends (from net investment income)	(0.10)	(0.23)	(0.28)	(0.25)	(0.27)	(0.26)
Distributions (from capital gains)	-	-	-	-	-	-
Total distributions	(0.10)	(0.23)	(0.28)	(0.25)	(0.27)	(0.26)

Net asset value at end of period	$5.01	$5.09	$5.07	$5.10	$4.95	$4.92

Total Return	0.33%	5.00%	4.90%	8.37%	6.20%	2.88%

Ratios / Supplemental Data
Net assets ($000), end of period	$2,509	$2,259	$2,177	$2,189	$2,555	$1,795
Ratio of expenses to average net assets*	0.30%	0.60%	0.93%	0.51%	0.61%	0.47%
Ratio of net investment income to average net assets*	1.91%	4.47%	5.23%	5.45%	5.45%	5.22%

Portfolio turnover rate	7%	22%	28%	28%	12%	21%

*For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to the ratio of expenses to average monthly net accost would be .27%, .57%, .21%, .43%, .41%, and .57% respectively.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2004
Assets
	Investments (Cost $2,240,716)	$2,260,218
	Cash	206,658
	Interest Receivable	40,178
	Total Assets		$2,507,054
Liabilities
	Other Liabilities	(2,346)
	Total Liabilities		(2,346)
Net Assets			$2,509,400

Fund Shares Outstanding			501,049

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	2,519,423
	Accumulated net realized loss on investments	(29,524)
	Unrealized net appreciation to Fund shares outstanding	19,501
	Net Assets applicable to Fund shares outstanding		$2,509,400

Net Asset Value, Offering and Redemption price per share			$5.01

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2004	5

(Graphic Omitted) SEXTANT SHORT-TERM BOND FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2004
Investment Income
	Interest income	$65,714
	Amortization of bond premium	(14,203)
	Accretion of bond discounts	1,195
	Gross investment income		$52,706

Expenses
	Investment advisor and administration fee	7,716
	Professional fees	1,802
	Filing and registration fees	1,456
	Custodian fees	1,424
	Insurance fees	591
	Printing and postage	338
	Meetings	194
	Other expenses	119
	Total gross expenses	13,640
	Less: Advisory fees waived	(5,444)
	Less: Custodian fees waived	(1,003)
	Net expenses		7,193
	Net investment income		45,513

Net realized gain on investments
	Proceeds from sales	-
	Less: cost of securities sold (based on identified cost)	-
	Realized net gain		-

Unrealized gain on investments
	End of period	19,501
	Beginning of period	62,732
	Decrease in unrealized gain for the period		(43,231)
	Net realized and unrealized loss on investments		(43,231)

Net increase in net assets resulting from operations			$2,282

STATEMENT OF CHANGES IN NET ASSETS

		Period ended	Year ended
		May 31, 2004	Nov. 30, 2003
INCREASE IN NET ASSETS
From Operations:
	Net investment income	$45,513	$101,861
	Net realized gain on investments	-	6,196
	Net increase (decrease) in unrealized appreciation	(43,231)	(795)
	Net increase in net assets from operations	2,282	107,262

Dividends to shareowners from:
	Net investment income	(45,575)	(101,962)
	Capital gains distributions	-	-
	Total Distributions	(45,575)	(101,962)

Fund share transactions
	Proceeds from sales of shares	582,683	551,793
	Value of shares issued in reinvestment of dividends	45,433	100,884
		628,116	652,677
	Cost of shares redeemed	(334,720)	(575,737)
	Net increase in net assets from share transactions	293,396	76,940
Total increase in net assets		$250,103	$82,240

NET ASSETS
	Beginning of period	2,259,297	2,177,057
	End of period	$2,509,400	$2,259,297
Shares of the fund sold and redeemed
	Number of shares sold	114,292	86,066
	Number of shares issued in reinvestment of dividends	8,954	23,087
		123,246	109,153
	Number of shares redeemed	(65,823)	(109,001)
Net increase in number of shares outstanding		57,423	152

(The accompanying notes are an integral part of these financial statements)

6	N-CSRS Semi-Annual Report May 31, 2004

INVESTMENTS	SEXTANT BOND INCOME FUND (Graphic Omitted)

Rating	Issuer	Coupon/Maturity	Face Amount	Market Value
				As of May 31, 2004

	Automotive (3.7%)
BBB	Auto Zone Inc.	7.125% 12/1/2013	$95,000	$91,557

	Banking (8.8%)
A+	Chase Manhattan	7.125% 6/15/2009	50,000	54,766
A	Citicorp	7.25% 10/15/2011	50,000	56,408
A-	Comerica Bank	7.125% 12/1/2013	50,000	53,425
A+	Norwest Financial	6.85% 7/15/2009	50,000	55,107
	SUB-TOTAL		200,000	219,706

	Building Products (2.7%)
BBB+	Masco	7.125% 8/15/2013	60,000	66,272

	Chemicals (2.3%)
A-	Air Products & Chemicals	8.75% 4/15/2021	50,000	58,055

	Diversified Financial Services (2.8%)
AAA	General Electric Capital	8.125% 5/15/2012	60,000	70,086

	Electric Utilities (2.3%)
A-	Commonwealth Edison	7.50% 7/1/2013	50,000	56,970

	Electronics (4.6%)
A-	Koninlijke Phillips Electronics	7.25% 8/15/2013	50,000	56,260
A-	Sempra Energy	7.95% 3/1/2010	50,000	57,113
	SUB-TOTAL		100,000	113,373

	Food (7.7%)
BBB+	Conagra	7.875% 9/15/2010	50,000	57,243
A+	Hershey Foods	6.95% 8/15/2012	50,000	55,052
A-	HJ Heinz	6.00% 3/15/2012	75,000	78,712
	SUB-TOTAL		175,000	191,007

	Insurance (9.4%)
A+	Allstate	7.50% 6/15/2013	50,000	55,275
A+	Progressive	7.00% 10/1/2013	75,000	81,582
A+	XL Capital	6.50% 1/15/2012	90,000	96,345
	SUB-TOTAL		215,000	233,202

	Investment Finance (7.9%)
A	Bear Stearns	3.500% 6/27/2008	100,000	84,263
AA-	Morgan Stanley Dean Witter	6.75% 10/15/2013	50,000	53,909
AA+	Paine Webber Group	7.625% 2/15/2014	50,000	56,882
	SUB-TOTAL		200,000	195,054

N-CSRS Semi-Annual Report May 31, 2004	7

(Graphic Omitted) SEXTANT BOND INCOME FUND	INVESTMENTS

Rating	Issuer	Coupon/Maturity	Face Amount	Market Value

	Machinery (5%)
A+	Caterpillar Inc.	9.375% 8/15/2011	$40,000	$49,758
A+	Dover	6.25% 6/1/2008	70,000	74,931
	SUB-TOTAL		110,000	124,689

	Medical Supplies (1.8%)
A+	Becton Dickinson	7.15% 10/1/2009	40,000	44,633

	Oil & Gas (4.9%)
A	Baker Hughes	6.00% 2/15/2009	70,000	74,355
A+	Texaco Capital	8.625% 6/30/2010	40,000	47,850
	SUB-TOTAL		110,000	122,205

	Retailing (9.3%)
A	Dayton Hudson (Target Stores)	10.00% 1/1/2011	50,000	63,551
A	Lowe's Companies	8.25% 6/1/2010	50,000	58,923
A	May Department Stores Corp.	8.00% 7/15/2012	50,000	57,245
AA	Wal-Mart Stores	7.25% 6/1/2013	45,000	51,218
	SUB-TOTAL		195,000	230,937

	Telecommunications (2.2%)
A+	GTE	6.90% 11/1/2008	50,000	54,508

	Transportation (5.5%)
A	Southwest Airlines	6.50% 3/1/2012	75,000	78,023
A-	US Freightways	8.5% 4/25/2010	50,000	57,480
	SUB-TOTAL		125,000	135,503

	US Government (9.7%)
AAA	US Treasury Bond	5.50% 2/15/2008	225,000	241,594

Total Investments (90.6%)	(Cost = 2,138,580)	2,060,000	2,249,351
Other Assets (net of liabilities) (9.4%)			233,774
Total Net Assets (100%)			$2,483,125

*Ratings are the lesser of S&P or Moody's (unaudited)

8	N-CSRS Semi-Annual Report May 31, 2004

FINANCIAL HIGHLIGHTS	SEXTANT BOND INCOME FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
	Period ended	For Year Ended November 30,
	May 31, 2004	2003	2002	2001	2000	1999
Net asset value at beginning of period	$5.07	$4.97	$4.81	$4.56	$4.59	$5.00
Income from investment operations
Net investment income	0.11	0.22	0.26	0.30	0.29	0.30
Net gains or losses on securities (both realized and unrealized)	(0.11)	0.10	0.16	0.25	(0.03)	(0.41)
Total from investment operations	-	0.32	0.42	0.55	0.26	(0.11)
Less distributions
Dividends (from net investment income)	(0.11)	(0.22)	(0.26)	(0.30)	(0.29)	(0.30)
Distributions (from capital gains)	-	-	-	-	-	-
Total distributions	(0.11)	(0.22)	(0.26)	(0.30)	(0.29)	(0.30)

Net asset value at end of period	$4.96	$5.07	$4.97	$4.81	$4.56	$4.59

Total return	0.01%	6.52%	9.02%	12.40%	6.05%	(2.20)%

Ratios/supplemental data
Net assets ($000), end of period	$2,483	$2,272	$2,105	$1,965	$1,505	$885
Ratio of expenses to average net assets*	0.40%	0.97%	0.72%	0.34%	0.35%	0.39%
Ratio of net investment income to average net assets*	2.21%	4.29%	5.40%	6.71%	6.58%	6.31%

Portfolio turnover rate	0%	0%	29%	30%	0%	20%

*For each of the above periods, all or a portion of the operating expenses were waived. If these costs had not been waived,the increase to the ratio of expenses to average monthly net assets would be .01%, .18%, .34%, .72%, .64%, and ..66%.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2004
Assets
	Bond investments (Cost $2,138,580)	$2,249,351
	Cash	190,468
	Interest receivable	39,544
	Insurance reserve premium	1,221
	Total Assets		$2,480,584

Liabilities
	Other Liabilities	(2,541)
	Total Liabilities		(2,541)
Net Assets			$2,483,125

Fund Shares Outstanding			500,796

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	2,469,050
	Accumulated net realized loss on investments	(96,696)
	Unrealized net appreciation to Fund shares outstanding	110,771
	Net Assets applicable to Fund shares outstanding		$2,483,125
Net Asset Value, Offering and Redemption price per share			$4.96

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2004	9

(graphic omitted) SEXTANT BOND INCOME FUND	STATEMENT OF OPERATIONS
For the Semi-Annual period ended May 31, 2004
Investment Income
	Interest income	$68,894
	Amortization of bond premiums	(5,988)
	Accretion of bond discounts	116
	Gross investment income		$63,022
Expenses
	Investment advisor and administration fee	4,681
	Professional fees	1,988
	Filing and registration fees	1,513
	Insurance	605
	Custodian fees	574
	Printing and postage	352
	Other expenses	328
	Total gross expenses	10,041
	Less: Custodian fees waived	(323)
	Net expenses		9,718
	Net investment income		53,304
Net realized gain on investments
	Proceeds from sales	-
	Less: Cost of securities sold based on identified cost	-
	Realized net gain		-
Unrealized gain on investments
	End of period	110,771
	Beginning of period	169,117
	Decrease in unrealized gain for the period		(58,346)
	Net realized and unrealized loss on investments		(58,346)
Net decrease in net assets resulting from operations			$(5,042)

STATEMENT OF CHANGES IN NET ASSETS

		Period ended	Year ended
INCREASE IN NET ASSETS		May 31, 2004	Nov. 30, 2003
From Operations:
	Net investment income	$53,304	$97,023
	Net realized gain on investments	-	-
	Net increase (decrease) in unrealized appreciation	(58,346)	45,734
	Net increase (decrease) in net assets from operations	(5,042)	142,757

Dividends to shareowners from:
	Net investment income	(53,467)	(97,200)
	Capital gains distributions	-	-
	Total Distributions	(53,467)	(97,200)

Fund share transactions
	Proceeds from sales of shares	264,601	187,626
	Value of shares issued in reinvestment of dividends	50,931	91,934
		315,532	279,560
	Cost of shares redeemed	(46,021)	(158,167)
	Net increase in net assets from share transactions	269,511	121,393
Total increase in net assets		$211,002	$166,950

NET ASSETS
	Beginning of period	2,272,123	2,105,173
	End of period	$2,483,125	2,272,123

Shares of the fund sold and redeemed
	Number of shares sold	51,804	36,687
	Number of shares issued in reinvestment of dividends	9,983	17,851
		61,787	54,538
	Number of shares redeemed	(9,173)	(30,137)
Net increase in number of shares outstanding		52,614	24,401

(The accompanying notes are an integral part of these financial statements)

10	N-CSRS Semi-Annual Report May 31, 2004

INVESTMENTS	SEXTANT GROWTH FUND (graphic omitted)

Issue	Number of Shares	Cost	Market Value
			As of May 31, 2004
Common Stocks (91.9%)

Banking (9.9%)
Convergys*	4,000	$76,250	$58,600
Frontier Financial	4,000	90,207	136,600
Washington Mutual	6,750	44,124	294,907
SUB-TOTAL		210,581	490,107

Computers (17%)
3Com*	16,000	96,576	103,520
Adobe Systems	4,800	50,490	214,224
Apple Computer*	7,000	132,046	196,420
Earthlink*	10,000	81,327	100,400
Intuit*	3,000	131,758	117,780
Oracle*	8,000	28,059	91,200
Phoenix Technologies Ltd.*	3,062	29,148	20,087
SUB-TOTAL		549,404	843,631

Construction (6.7%)
Lowe's Companies	4,000	135,141	214,280
Weyerhaeuser	2,000	93,867	121,220
SUB-TOTAL		229,008	335,500

Electronics (7.6%)
Advamced Micro Devices*	10,000	41,708	155,500
Agilent Technologies*	4,000	108,894	102,880
Harman International Industries	1,500	114,354	120,210
SUB-TOTAL		264,956	378,590

Food (4.1%)
Performance Food Group*	3,000	96,917	98,520
PepsiCo	2,000	102,111	106,740
SUB-TOTAL		199,028	205,260

Hotels & Motels (1.8%)
Westcoast Hospitality*	15,000	111,772	87,000

Investments (4%)
Schwab (Charles)	20,415	9,117	200,067

Machinery (.8%)
Regal-Beloit	2,000	52,106	40,900

N-CSRS Semi-Annual Report May 31, 2004	11

(graphic omitted) SEXTANT GROWTH FUND	INVESTMENTS)

Issue	Number of Shares	Cost	Market Value

Medical (23.9%)
Affymetrix*	3,000	$60,231	$88,740
Amgen*	2,640	34,598	144,408
Barr Laboratories*	4,500	159,489	195,795
Bristol-Myers Squibb	4,500	121,892	113,715
Caremark Rx*	4,000	92,592	124,800
Ligand Pharmaceuticals*	5,000	56,430	102,600
Lilly (Eli)	2,000	165,241	147,200
Pharmaceutical Product Development*	9,000	80,608	272,520
SUB-TOTAL		771,081	1,189,778

Metal Ores (3.1%)
Alcoa	2,000	73,106	62,600
Phelps Dodge	1,330	76,218	90,267
SUB-TOTAL		149,324	152,867

Oil & Gas Production (2.1%)
Noble*	3,000	54,457	103,380

Publishing (2.2%)
Wiley (John) & Sons, Class A	3,400	74,233	108,120

Retail (2.2%)
Bed Bath & Beyond*	3,000	100,052	111,780

Telecommunications (2.1%)
Sprint (FON Group)	1,300	24,114	23,179
Trimble Navigation*	3,000	66,325	81,060
SUB-TOTAL		90,439	104,239

Utility (4.4%)
FPL Group	2,200	134,107	140,338
IDACorp	3,000	78,287	78,000
SUB-TOTAL		212,394	218,338

Total Investments (91.9%)		3,077,952	4,569,557
Other Assets (net of liabilities) (8.1%)			403,782
Total Net Assets (100%)			$4,973,339

*Non-income producing

12	N-CSRS Semi-Annual Report May 31, 2004

FINANCIAL HIGHLIGHTS	SEXTANT GROWTH FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
	Period ended		For Year Ended November 30,
	May 31, 2004	2003	2002	2001	2000	1999
Net asset value at beginning of period	$12.91	$10.64	$11.90	$13.16	$12.68	$9.29
Income from investment operations
Net investment income	0.01	(0.04)	(0.05)	(0.02)	(0.07)	(0.06)
Net gains or losses on securities
(both realized and unrealized)	(0.24)	2.31	(1.21)	(1.24)	1.36	4.26
Total from investment operations	(0.23)	2.27	(1.26)	(1.26)	1.29	4.20
Less distributions
Dividends (from net investment income)	-	-	-	-	-	(0.14)
Distributions (from capital gains)	-	-	-	-	(0.81)	(0.67)
Total distributions	-	-	-	-	(0.81)	(0.81)

Net asset value at end of period	$12.68	$12.91	$10.64	$11.90	$13.16	$12.68

Total Return	(1.86%)	21.31%	(10.51)%	(9.57)%	10.16%	44.76%

Ratios / Supplemental Data
Net assets ($000), end of period	$4,973	$4,732	$3,373	$3,792	$3,862	$3,116
Ratio of expenses to average net assets*	0.34%	1.14%	1.11%	0.78%	1.05%	1.12%
Ratio of net investment income to average net assets*	0.04%	(0.40)%	(0.48)%	(0.18)%	(0.51)%	(0.50)%

Portfolio turnover rate	4%	12%	15%	8%	20%	28%

Brokerage Commissions as a percentage of
Average net assets	0.04%	0.05%	0.07%	0.04%	0.08%	0.09%
Principal amount of transactions	0.20%	0.20%	0.23%	0.24%	0.17%	0.16%

*For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to the ratio of expenses to average monthly net accost would be .03%, .06%, .06%, .06%, .06%, and .09% respectively.

STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2004

Assets
	Investments (Cost $3,077,952)	$4,569,557
	Cash	398,254
	Dividends receivable	2,410
	Insurance reserve premium	1,214
	Total Assets		$4,971,435

Liabilities
	Other Liabilities	(1,904)
	Total Liabilities		(1,904)

Net Assets			$4,973,339

Fund Shares Outstanding			392,107

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	3,489,756
	Accumulated net realized loss on investments	(8,022)
	Unrealized net appreciation to Fund shares outstanding	1,491,605
	Net Assets applicable to Fund shares outstanding		$4,973,339

Net Asset Value, Offering and Redemption price per share			$12.68

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2004	13

(graphic omitted) SEXTANT GROWTH FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2004

Investment Income
	Dividend income	$18,837
	Miscellaneous income	4
	Gross Investment Income		$18,841

Expenses
	Investment advisor and administration fee	9,311
	Professional fees	3,292
	Custodian fees	1,884
	Filing and registration fees	1,417
	Insurance	1,227
	Printing and postage	519
	Meetings	329
	Other expenses	191
	Total gross expenses	18,170
	Less: Custodian fees waived	(1,261)
	Net expenses		16,909
	Net investment income		1,932

Net realized gain on investments
	Proceeds from sales	161,672
	Less: cost of securities sold based on identified cost	138,315
	Realized net gain		23,357

Unrealized gain on investments
	End of period	1,491,605
	Beginning of period	1,615,709
	Decrease in unrealized gain for the period		(124,104)
	Net realized and unrealized loss on investments		(100,747)

Net decrease in net assets resulting from operations			$(98,815)

STATEMENT OF CHANGES IN NET ASSETS
		Period ended	Year ended
INCREASE IN NET ASSETS		May 31, 2004	Nov. 30, 2003
From Operations:
	Net investment income (loss)	$1,932	$(15,357)
	Net realized gain on investments	23,357	29,017
	Net increase (decrease) in unrealized appreciation	(124,104)	815,393
	Net increase (decrease) in net assets from operations	(98,815)	829,053

Dividends to shareowners from:
	Net investment income	-	-
	Capital gains distributions	-	-
	Total Distributions	-	-

Fund share transactions
	Proceeds from sales of shares	848,581	764,452
	Value of shares issued in reinvestment of dividends	-	-
		848,581	764,452
	Cost of shares redeemed	(508,503)	(234,506)
	Net increase in net assets from share transactions	340,078	529,946
Total increase in net assets		$241,263	$1,358,999

NET ASSETS
	Beginning of period	4,732,076	3,373,077
	End of period	$4,973,339	$4,732,076

Shares of the fund sold and redeemed
	Number of shares sold	64,941	70,509
	Number of shares issued in reinvestment of dividends	-	-
		64,941	70,509
	Number of shares redeemed	(39,239)	(21,038)
Net increase in number of shares outstanding		25,702	49,471

(The accompanying notes are an integral part of these financial statements)

14	N-CSRS Semi-Annual Report May 31, 2004

INVESTMENTS	SEXTANT INTERNATIONAL FUND (Graphic Omitted)

Issue	Number of Shares	Cost	Market Value	Country
				As of May 31, 2004
Common Stocks (79.8%)

Aircraft (2.2%)
Embraer Aircraft ADR	1,713	$38,169	$43,681	Brazil

Automotive (3.4%)
Nissan Motor ADR	2,000	30,085	40,640	Japan
Desc ADR	4,500	52,758	25,515	Mexico
SUB-TOTAL		82,843	66,155

Banking and Financial (9.9%)
Aegon NV ADR	2,239	19,736	27,025	Netherlands
AXA ADS	3,000	59,784	61,800	France
Banco Bilbao Vizcaya ADS	1,800	7,702	23,904	Spain
ING Groep ADS	1,448	36,134	32,826	Netherlands
Toronto-Dominion Bank	1,400	18,159	46,970	Canada
SUB-TOTAL		141,515	192,525

Building Materials (5.5%)
CRH plc ADR	2,000	23,075	42,660	Ireland
Hanson plc ADR	1,100	33,055	41,965	UK
James Hardie Industries NV ADS	1,000	25,560	21,690	Netherlands
SUB-TOTAL		81,690	106,315

Computers (9.1%)
Business Objects ADS*	6,000	19,570	131,640	France
Dassault Systems ADR	1,000	28,380	45,750	France
SUB-TOTAL		47,950	177,390

Consumer Products (3.8%)
Allied Domecq plc	1,200	40,576	40,320	UK
Coca-Cola Femsa ADS	1,500	9,750	32,760	Mexico
SUB-TOTAL		50,326	73,080

Electronics (4.5%)
Epcos AG ADS	2,500	57,307	50,525	Germany
Sony ADR	1,000	47,517	36,940	Japan
SUB-TOTAL		104,824	87,465

Hotels & Motels (1.4%)
Fairmont Hotels & Resorts	1,100	24,385	27,071	Canada

Medical-Drugs (3.2%)
Glaxo SmithKline Wellcome plc ADR	400	9,800	16,980	UK
Novartis AG ADR	1,000	45,177	45,170	Switzerland
SUB-TOTAL		54,977	62,150

Metals & Mining (4.7%)
Potash Corp. of Saskatchewan	500	34,234	43,510	Canada
Rio Tinto plc ADS	500	31,175	48,850	UK
SUB-TOTAL		65,409	92,360

N-CSRS Semi-Annual Report May 31, 2004	15

(Graphic Omitted) SEXTANT INTERNATIONAL FUND	INVESTMENTS

Issue	Number of Shares	Cost	Market Value	Country

Oil & Gas Production (6.6%)
EnCana	1,000	$35,020	$39,370	Canada
Repsol-YPF ADR	2,000	43,592	42,320	Spain
Total Fina Elf ADR	500	21,864	47,040	France
SUB-TOTAL		100,476	128,730

Paper Products (3.2%)
Metso ADS	2,100	22,802	25,851	Finland
UPM-Kymmene Oyj	2,000	34,399	36,140	Finland
SUB-TOTAL		57,201	61,991

Photographic Equipment (3.2%)
Canon ADR	1,000	23,426	49,560	Japan
Fuji Photo Film ADR	400	10,050	12,120	Japan
SUB-TOTAL		33,476	61,680

Telecommunications (10.4%)
American Movil	2,000	29,725	70,100	Mexico
BCE	1,600	30,120	31,840	Canada
British Sky Broadcasting ADS*	450	11,063	20,363	UK
PT Indosat ADR	1,000	20,952	21,550	Indonesia
Telefonica ADS	586	12,058	25,579	Spain
Telefonos de Mexico ADS	1,000	35,170	33,640	Mexico
SUB-TOTAL		139,088	203,072

Transportation (4.5%)
Canadian Pacific Ltd.	1,200	20,338	26,868	Canada
Lan Chile ADS	3,500	24,636	60,130	Chile
SUB-TOTAL		44,974	86,998

Utilities-Electric (3.9%)
Enel ADR	800	35,372	32,712	Italy
Enersis ADR	4,000	37,125	24,760	Chile
Korea Electric Power ADS	2,000	31,961	17,900	Korea
SUB-TOTAL		104,458	75,372

Utilities-Gas (.3%)
Transport de Gas del Sur ADR	1,500	18,807	6,060	Argentina

Total Investments (79.8%)		1,190,568	1,552,095
Other Assets (net of liabilities) (20.2%)			392,858
Total Net Assets (100%)			$1,944,953

* Non-income producing

16	N-CSRS Semi-Annual Report May 31, 2004

FINANCIAL HIGHLIGHTS	SEXTANT INTERNATIONAL FUND (graphic omitted)

Selected data per share of capital stock outstanding throughout the period:
		For Year Ended November 30,
	Period ended May 31, 2004	2003	2002	2001	2000	1999
Net asset value at beginning of period	$8.05	$6.07	$7.24	$8.52	$8.32	$6.81
Income from investment operations
Net investment income	0.02	0.05	0.02	0.04	0.43	0.13
Net gains or losses on securities (both realized and unrealized)	0.02	1.97	(1.16)	(1.30)	0.20	1.57
Total from investment operations	0.04	2.02	(1.14)	(1.26)	0.63	1.70
Less distributions
Dividends (from net investment income)	-	(0.04)	(0.03)	(0.02)	(0.43)	(0.12)
Distributions (from capital gains)	-	-	-	-	-	(0.07)
Total distributions	-	(0.04)	(0.03)	(0.02)	(0.43)	(0.19)

Net asset value at end of period	$8.09	$8.05	$6.07	$7.24	$8.52	$8.32

Total return	0.50%	33.23%	(15.80)%	(14.80)%	7.62%	24.90%

Ratios/supplemental data
Net assets ($000), end of period	$1,945	$1,650	$1,150	$1,445	$1,736	$1,162
Ratio of expenses to average net assets*	0.51%	1.10%	1.17%	1.17%	1.20%	0.72%
Ratio of net investment income to average net assets*	0.25%	0.75%	0.20%	0.34%	4.74%	1.74%

Portfolio turnover rate	6%	4%	4%	6%	11%	17%

Brokerage Commissions as a percentage of
Average net assets	0.03%	0.10%	0.03%	0.06%	0.11%	0.11%
Principal amount of transactions	0.21%	0.45%	0.37%	0.40%	0.26%	0.34%

*For the above periods, all or a portion of the operating expenses were waived. If costs had not been waived, the resulting increase to the ratio of expenses to average monthly net accost would be .06%, .19%, .19%, .20%, .16%, and .26% respectively.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2004

Assets
	Investments (Cost $1,190,568)	$1,552,095
	Cash	389,020
	Dividends Receivable	3,114
	Total Assets		$1,944,229

Liabilities
	Other Liabilities	(724)
	Total Liabilities		(724)

Net Assets			$1,944,953

Fund Shares Outstanding			240,523

Analysis of Net Assets
	Paid in Capital (unlimited shares authorized, without par value)	1,736,607
	Accumulated net realized loss on investments	(153,180)
	Unrealized net appreciation to Fund shares outstanding	361,526
	Net Assets applicable to Fund shares outstanding		$1,944,953

Net Asset Value, Offering and Redemption price per share			$8.09

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2004	17

(Graphic Omitted) SEXTANT INTERNATIONAL FUND	STATEMENT OF OPERATIONS

For the Semi-Annual period ended May 31, 2004

Investment Income
	Dividend income (net Foreign Tax of $2,265)	$14,730
	Miscellaneous income	25
	Gross investment income		$14,755
Expenses
	Investment advisor and administration fee	6,738
	Custodian fees	1,476
	Filing and registration fees	1,132
	Professional fees	1,068
	Other expenses	492
	Printing and postage	227
	Total gross expenses	11,133
	Less: Custodian fees waived	(1,188)
	Net expenses		9,945
	Net investment income		4,810
Net realized gain on investments
	Proceeds from sales	98,295
	Less: cost of securities sold based on identified cost	68,126
	Realized net gain		30,169
Unrealized gain on investments
	End of period	361,526
	Beginning of period	413,043
	Decrease in unrealized gain for the period		(51,517)
	Net realized and unrealized loss on investments		(21,348)

Net decrease in net assets resulting from operations			$(16,538)

STATEMENT OF CHANGES IN NET ASSETS
		Period ended	Year ended
		May 31, 2004	Nov. 30, 2003
INCREASE IN NET ASSETS
From Operations:
	Net investment income	$4,810	$9,508
	Net realized gain (loss) on investments	30,169	(30,670)
	Net increase (decrease) in unrealized appreciation	(51,517)	418,990
	Net increase (decrease) in net assets from operations	(16,538)	397,828

Dividends to shareowners from:
	Net investment income	-	(7,547)
	Capital gains distributions	-	-
	Total Distributions	-	(7,547)

Fund share transactions
	Proceeds from sales of shares	635,380	222,528
	Value of shares issued in reinvestment of dividends	-	7,529
		635,380	230,057
	Cost of shares redeemed	(323,520)	(121,076)
	Net increase in net assets from share transactions	311,860	108,981
Total increase in net assets		$295,322	$499,262

NET ASSETS
	Beginning of period	1,649,631	1,150,369
	End of period	$1,944,953	$1,649,631

Shares of the fund sold and redeemed
	Number of shares sold	73,487	32,286
	Number of shares issued in reinvestment of dividends	-	935
		73,487	33,221
	Number of shares redeemed	(37,917)	(17,938)
Net increase in number of shares outstanding		35,570	15,283

(The accompanying notes are an integral part of these financial statements)

18	N-CSRS Semi-Annual Report May 31, 2004

ADDITIONAL PERFORMANCE INFORMATION
Average Annual Returns (as of 6/30/2004, per NASD requirement)
		1 year	5 years	10 years
(Graphic Omitted)	Sextant Growth Fund	12.26%	1.23%	10.40%
	Sextant International Fund	28.19%	3.84%	7.22%*
	Sextant Short-Term Bond Fund	0.52%	5.25%	5.26%*
	Sextant Bond Income Fund	-2.95%	6.98%	6.57%
*Since inception, 9/28/95

Performance data quoted in this report represents past performance, is before any taxes that may be payable by investors, and is no guarantee of future performance. The investment return and principal value of investments in the Funds fluctuate daily, and an investor’s shares when redeemed may be worth more or less than the original cost. Morningstar, Inc. is an independent fund performance monitor. The average total return for a category is determined by Saturna Capital, utilizing the Morningstar database. Results are shown for twelve months in this report because of the Sextant Funds performance fee advisory structure.

NOTES TO FINANCIAL STATEMENTS

Organization
Saturna Investment Trust (the “Trust”) was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Five portfolio series have been created to date: Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Growth Fund, and Sextant International Fund (the “Funds”), and Idaho Tax-Exempt Fund, distributed through a separate prospectus and the results of which are contained in a separate report.

Unaudited Information
The information in this interim report has not been subject to independent audit.

Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Securities traded on a national exchange or the national over-the-counter market system are valued at the last sale price or, in the absence of any sale on that date, the closing bid price. Other securities traded in the over-the-counter market are valued at the last bid price. Fixed-income securities for which there are no publicly available market quotations are valued using a matrix based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Income and Expenses:
Interest income is reduced by the amortization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturity or call, as appropriate. Interest income is increased by accretion for bonds underwritten as original issue discounts and for bonds purchased at market discounts. Cash dividends from equity securities are recorded as income on the ex-dividend date.

Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds and the other fund of the Trust on the basis of relative daily average net assets. The Adviser has agreed to certain limits on expenses, as described below.

Income taxes:
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their income to shareowners. Therefore, no provision for Federal income taxes is required.

N-CSRS Semi-Annual May 2004	19

Dividends and distributions to shareowners:
Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For Short-Term Bond and Bond Income, dividends are paid daily and distributed on the last business day of each month. For Growth and International, dividends are payable at the end of each November. Shareowners electing to reinvest dividends and distributions purchase additional shares at the net asset value on the payable date.

Use of estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Transactions with Affiliated Persons
Under a contract approved by shareowners on September 28, 1995, Saturna Capital Corporation provides investment advisory services, plus certain administrative and shareowner services to the Funds. Each of the Funds pays the Adviser a base Investment Advisory and Administrative Services Fee of .60% of average net assets per annum, payable monthly. The base Advisory Fee is subject to adjustment up or down depending on the investment performance of the Fund relative to a specified Morningstar mutual fund category average. The Adviser has voluntarily undertaken to limit expenses of Sextant Short-Term Bond Fund to 0.60% through March 31, 2005 and waives its investment advisory and administrative fee as to either Sextant bond fund completely so long as assets of that Fund are less than $2 million.

For the six months ended May 31, 2004, Sextant Bond Income Fund and Sextant Growth Fund incurred advisory expenses of $4,681 and $9,311, respectively. Sextant International Fund incurred advisory expenses of $6,738 and Sextant Short-Term Bond Fund incurred advisory expenses of $7,716.

In accordance with the expense waiver noted above, for the six months ended May 31, 2004, Saturna Capital waived $5,444 of the Sextant Short-Term Bond Fund advisory fee.

Saturna Brokerage Services, Inc. (a broker-dealer subsidiary of Saturna Capital) acts as underwriter for the Trust, without compensation. The Funds’ custodian, National City Bank Indiana, waived its fees for earnings credits.

Saturna Brokerage Services, Inc. is the primary stockbroker used to effect portfolio transactions for Sextant Growth Fund and Sextant International Fund, and was paid $1,904 and $533, respectively in commissions at discount rates during the six months ended May 31, 2004.

One trustee is also a director and officer of Saturna Capital Corporation. The unaffiliated trustees receive a fee of $100 per meeting attended, and in the six months ending May 31, 2004, such fees totalled $800 for the Trust.

Dividends
As of May 31, 2004, the tax composition of dividends are as follows:

Short-Term Bond Income

	Income	Income Per Share	Long-term Capital Gains	Long-term Capital Gains Per Share
5/31/04	$45,575	$0.10	$ -	$ -
11/30/03	$101,962	$0.23	$ -	$ -

Bond Income

	Income	Income Per Share	Long-term Capital Gains	Long-term Capital Gains Per Share
5/31/04	$53,467	$0.11	$ -	$ -
11/30/03	$97,200	$0.22	$ -	$ -

Growth

	Income	Income Per Share	Long-term Capital Gains	Long-term Capital Gains Per Share
5/31/04	$0	$ -	$ -	$ -
11/30/03	$0	$ -	$ -	$ -

International

	Income	Income Per Share	Long-term Capital Gains	Long-term Capital Gains Per Share
5/31/04	$0	$0.10	$ -	$ -
11/30/03	$7,547	$0.037	$ -	$ -

Investments
At May 31,2004, the net unrealized gain on investments for Bond Income, Short-Term Bond, Growth and International were $110,771, $19,501, $1,491,605, and $361,526, which consist of unrealized gains of $127,685, $40,107, $1,658,294, and $508,288, and unrealized losses of $16,914, $20,606, $166,689, and $146,762, respectively.

During the six months ended May 31,2004, Bond Income purchased $191,143 of securities and sold/matured $0. Comparable figures for Short-Term Bond are $427,698 purchased and $160,000 sold/matured; for Growth $777,941 and $161,671; and for International, $156,261 and $98,295.

20	N-CSRS Semi-Annual Report May 31, 2004

Web: http://www.saturna.com
E-mail: sextant@saturna.com

(logo)

Saturna Capital
Mutual Funds

1-800/SATURNA
(800/728-8762)
1-888/732-6262 for automated assistance,
including fund prices

This report is issued for the information of the shareoweners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust.

(graphic omitted)
SEXTANT Mutual Funds

SHORT-TERM BOND BOND INCOME GROWTH INTERNATIONAL SEMI-ANNUAL REPORT May 31, 2004

N-CSRS Semi-Annual Report May 31, 2004	21

(This page intentially left blank)

22	N-CSRS Semi-Annual Report May 31, 2004

REPORT TO SHAREHOLDERS

Idaho Tax-Exempt Fund

May 31, 2004 Report

Fellow Shareowners:

Idaho Tax Exempt Fund provided a total return of –1.32% for six months and -1.48% for twelve months ending May 31, 2004. Total Fund assets declined slightly to $7.4 from $7.5 million.

In the last six months, the economic stimulus produced by two federal tax cuts and accommodative central bank policy has finally produced solid domestic economic and employment growth. Central bankers and legislators have ended stimulus policies. The central bank has increased the Federal Funds rate for the first time in four years to 1.25%, the same level as in May 2003.

We thought shareholders would appreciate a perspective on Fund performance in past rising rate environments. During major rate climbs in 1994 and 1999, the yield of Bloomberg ten-year AAA General Obligations index rose 134 and 95 basis points respectively. This coincided with Fund returns of –3.27%, –3.44% respectively. In the last year, this Bloomberg index yield is up 83 basis points and Fund’s total return was –1.48%. Had we not kept the average maturity shorter than normal, total returns might have exceeded –3.00%.

We look forward to higher rates as an opportunity to buy higher yielding bonds and extend the dollar weighted average maturity of the Fund from the current 5.5 years towards a more normal 10 years over the next 24 months.

Idaho’s economy and population are growing again. While never really a serious threat, the pressure on Idaho municipal issuer’s credit quality has abated with the economic recovery. Idaho’s pro-business policies, tightly managed budget and conservative government give the State a strong competitive edge.

We invite you to review the advantages of the Idaho Tax-Exempt Fund, including low expenses, income free from Idaho and federal income taxes (including federal alternative minimum tax), a high-quality diversified bond portfolio and professional supervision. Please call us for details on how to check out your new on-line Internet account access. We welcome your suggestions. Only with your help can we be certain that we are meeting your investment needs — our primary objective.

Nicholas Kaiser,	Phelps McIlvaine,
President	Vice President, Portfolio Manager

July 15, 2004

Performance data quoted in this report represents past	Average Annual Total Returns
performance and is no guarantee of future performance. The investment return and principal value of investments	One Year	5 Years	10 Years
in the Fund fluctuate daily, and an investor's shares when redeemed may be worth more or less than the original cost.	-0.91%	+4.97%	+5.47%
			Performance data for years ended 6/30/2004.

N-CSRS Semi-Annual Report May 31, 2004	23

INVESTMENTS	IDAHO TAX-EXEMPT FUND
As of May 31, 2004
Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value

Airport Parking (2.9%)
AAA	Boise City Airport Revenue COP	5.40% due 8/1/2011	$215,000	$217,163

Electric Power (2.1%)
AAA	Idaho Falls Electric Revenue	6.75% due 4/1/2019	155,000	157,189

Financial Services (3.7%)
AAA	Boise City General Fund Revenue	5.20% due 12/1/2017	160,000	167,408
AAA	"	5.25% due 12/1/2018	100,000	104,576
	SUB-TOTAL		260,000	271,984

General Obligations (49.3%)
AA-	Ada & Canyon JSD #2 Meridian	5.50% due 7/30/2011	175,000	192,598
AA-	"	5.50% due 7/30/2015	100,000	110,271
AAA	Adams County GO	5.00% due 8/1/2014	110,000	114,167
A+	Bannock County GO Jail	5.05% due 9/1/2012	95,000	98,066
A	Bannock County SD #25 Pocatello	4.90% due 8/1/2009	90,000	94,502
AAA	"	5.20% due 8/1/2014	100,000	105,049
A	"	5.25% due 8/1/2016	110,000	115,080
AAA	Bingham County SCD #55 Blackfoot	4.65% due 8/1/2017	285,000	288,501
AA-	Boise City ISD UTGO 1996	5.50% due 7/30/2016	150,000	157,575
AA	Boise City ISD-Ref Ada & Boise	5.00% due 8/15/2014	100,000	107,066
A	Boise County SD #73 Horshoe Bend	5.15% due 7/31/2010	125,000	131,109
AAA	Boundary County SCD 101	4.05% due 8/1/20115	200,000	194,988
AAA	"	5.10% due 8/1/2022	130,000	134,804
AAA	Caldwell GO	5.30% due 5/15/2014	150,000	160,462
AAA	Canyon County SD #132	5.40% due 7/30/2011	195,000	197,471
AAA	Canyon County SD #134 Middleton	4.65% due 7/31/2016	170,000	173,644
A	Canyon County SD #135 Notus Series 1994	6.00% due 8/1/2007	50,000	49,875
AAA	Canyon County SCD #139 Valley View	4.05% due 8/15/2016	80,000	76,572
AAA	Cassia, Twin Falls JSD #151	5.375% due 8/1/2013	85,000	89,391
AAA	"	5.375% due 8/1/2015	75,000	78,815
AAA	Clark County SD #161 Dubois	5.00% due 8/1/2015	270,000	281,352
AA	Idaho Housing & Finance Assoc.	4.80% due 6/1/2017	100,000	102,886
AAA	Kootenai County SD #273	5.00% due 7/30/2016	70,000	70,736
AAA	Kuna Sch/Comm Library Dist.	4.90% due 8/1/2013	75,000	78,037
AAA	Lemhi County GO	4.20% due 8/1/2015	100,000	98,341
AAA	Meridian Free Library Dist.	5.00% due 8/1/2015	200,000	206,121
AAA	Power & Cassia Cos. JSD #381	5.25% due 8/1/2012	60,000	64,489
AAA	Teton County SD #401 GO	5.50% due 8/1/2012	75,000	79,207
	SUB-TOTAL		3,525,000	3,651,175

24	N-CSRS Semi-Annual Report May 31, 2004

IDAHO TAX-EXEMPT FUND	INVESTMENTS

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value

Housing (3.2%)
AA	Idaho Housing Authority
	Single Fam Mortgage, B-1	6.85% due 7/1/2012	$30,000	$29,903
AA	Idaho Housing Authority
	Refunding Series A	6.15% due 7/1/2024	65,000	65,703
AA+	Idaho Housing Authority
	Single Fam Mort Mezz-E-1	6.60% due 7/1/2011	15,000	15,050
AAA	Valley County Jail Project Ref.	4.70% due 8/1/2014	125,000	128,549
	SUB-TOTAL		235,000	239,205

Medical/Hospitals (4%)
AAA	Idaho Health Facility Auth.
	Holy Cross	5.25% due 12/1/2014	110,000	114,850
AAA	Idaho Health Facility Auth. Corp.
	Holy Cross Sys Corp Rev	5.00% due 12/1/2022	115,000	114,046
AAA	Idaho Health Facility
	Holy Cross Rev Refunding	5.25% due 12/1/2011	65,000	68,443
	SUB-TOTAL		290,000	297,339

Real Estate (6.4%)
AAA	Boise City Urb Ren Agy Pk Rev & RA	5.00% due 9/1/2012	65,000	68,463
AAA	Idaho State Building Association	5.05% due 9/1/2018	95,000	98,275
AAA	Idaho State Building Authority	5.00% due 9/1/2021	100,000	100,029
A	Jerome Urban Renewal District	5.40% due 9/1/2013	200,000	205,272
	SUB-TOTAL		460,000	472,039

Roads (1.2%)
A	Payette L.I.D. #89-1	7.60 due 5/1/2005	30,000	30,085
A	Post Falls L.I.D. #91-4	7.95% due 4/15/2005	20,000	20,079
A	"	7.95% due 4/15/2006	20,000	20,062
A	"	7.95% due 4/15/2007	20,000	20,119
	SUB-TOTAL		90,000	90,345

State Education (12.1%)
AAA	Boise State University Rev-Ref
	Student Univ. & Housing Sys.	5.10% due 4/1/2014	300,000	316,041
AAA	Idaho State Building Authority	4.00% due 9/1/2016	105,000	101,124
AAA	Idaho State University
	Student Fee Revenue	4.90% due 4/1/2017	150,000	152,199
AAA	University of Idaho
	Student Fee Revenue- Elmwood Apts.	5.25% due 4/1/2014	120,000	128,628
AAA	University of Idaho
	Student Fee Revenue	5.60% due 4/1/2015	185,000	198,018
	SUB-TOTAL		860,000	896,010

N-CSRS Semi-Annual Report May 31, 2004	25

Rating*	Issuer	Coupon/Maturity	Face Amount	Market Value

Sewer (3.6%)
AAA	Moscow Sewer Revenue	4.125% due 11/1/2018	$165,000	$170,499
A	Troy, Sewer Revenue	7.70% due 2/1/2005	15,000	15,025
	"	7.80% due 2/1/2006	15,000	15,056
	"	7.90% due 2/1/2007	15,000	15,088
	"	8.00% due 2/1/2008	15,000	15,104
	"	8.00% due 2/1/2009	20,000	20,146
	"	8.00% due 2/1/2010	20,000	20,172
	SUB-TOTAL		265,000	271,090
Urban Renewal (4.8%)
AAA	Boise City Urban Renewal	5.875 due 8/15/2025	190,000	200,199
AA	Pocatello Development Authority	5.15% due 3/1/2011	150,000	155,763
	SUB-TOTAL		340,000	352,198
Water Supply (4.8%)
AAA	Ketchum Water Revenue	4.75% due 9/1/2013	60,000	61,426
AAA	McCall Water Rev., Series 1994	6.25% due 9/1/2008	200,000	216,214
AAA	McCall Water Revenue	6.375% due 9/1/2014	70,000	74,558
	SUB-TOTAL		330,000	352,198

Total Investments (98.1%)		(Cost=7,115,600)	7,025,000	7,271,699
Other Assets (net of liabilities) (1.9%)				137,232
Total Net Assets (100%)				$7,408,931

* These unaudited bond ratings reflect the adviser's current rating of each bond, as determined using Standard & Poor's and Moody's ratings.

26	N-CSRS Semi-Annual Report May 31, 2004

IDAHO TAX-EXEMPT FUND	FINANCIAL HIGHLIGHTS

	For Year ended November 30,
Selected data per share of capital stock outstanding throughout the period:	Period ended May 31, 2004	2003	2002	2001	2000	1999
Net asset value at beginning of period
Income from investment operations	$5.46	$5.37	$5.28	$5.13	$5.01	$5.36
Net investment income	0.10	0.21	0.22	0.22	0.23	0.24
Net gains or losses on securities (both realized and unrealized)	(0.17)	0.09	0.09	0.15	0.12	(0.35)
Total From investment operations	(0.07)	0.30	0.31	0.37	0.35	(0.11)
Less Distributions
Dividends (from net investment income)	(0.10)	(0.21)	(0.22)	(0.22)	(0.23)	(0.24)
Distributions (from capital gains)	-	-	-	-	-	-
Total Distributions	(0.10)	(0.21)	(0.22)	(0.22)	(0.23)	(0.24)

Net asset value at end of period	$5.29	$5.46	$5.37	$5.28	$5.13	$5.01

Total Return	(1.32)%	5.40%	5.98%	7.40%	7.28%	(2.18)%

Ratios/Supplemental data
Net assets ($000), end of period	$7,409	$7,692	$6,943	$6,650	$5,628	$6,151
Ratio of expenses to average net assets*	0.43%	0.85%	0.80%	0.79%	0.80%	0.80%
Ratio of net investment income to average net assets	1.84%	3.78%	4.14%	4.21%	4.69%	4.55%
Portfolio turnover rate	6%	6%	11%	13%	14%	13%

*For each of the above periods, all or a portion of the expenses were waived. If these costs had not been waived, the resulting increase to the ratio of expenses to average net assets would be .01%, .03, .08%, .11%, .14%, and .05%, respectively.

STATEMENT OF ASSETS AND LIABILITIES

As of May 31, 2004

Assets
	Bond investments (Cost $7,115,600)	$7,271,699
	Cash	25,465
	Interest receivable	111,188
	Insurance reserve premium	2,473
	Total Assets		$7,410,825

Liabilities
	Other Liabilities	1,894
	Total Liabilities		1,894

Net Assets			$7,408,931

Fund Shares Outstanding			1,399,735

Analysis of Net Assets
	Paid in capital (unlimited shares authorized, without par value)	7,275,446
	Accumulated net realized loss	(22,614)
	Unrealized net appreciation on investments	156,099
	Net Assets applicable to Fund shares outstanding		$7,408,931

Net Asset Value, Offering and Redemption price per share			$5.29

(The accompanying notes are an integral part of these financial statements)

N-CSRS Semi-Annual Report May 31, 2004	27

STATEMENT OF OPERATIONS	IDAHO TAX-EXEMPT FUND

	For the period ended May 31, 2004

Investment income
Interest income	$185,622
Amortization of bond premium	(10,140)
Accretion	442
Gross investment income		$175,924

Expenses
Investment adviser and administration fee	19,515
Professional fees	5,951
Shareholder service fee	2,144
Insurance	2,024
Custodian fees	1,256
Printing and postage	1,210
Meetings	955
Filing and registration fees	474
Other expenses	337
Total gross expenses	33,866
Less: custodian fees waived	(801)
Less: adviser fees waived	-
Net expenses		33,065
Net investment income		142,859

Net realized loss on investments
Proceeds from sales	444,560
Less: cost of securities sold (based on identified cost)	464,174
Realized net loss		(19,614)

Unrealized gain on investments
End of period	156,099
Beginning of period	370,360
Decrease in unrealized gain for the period		(214,261)
Net realized and unrealized loss		(233,875)

Net decrease in net assets resulting from operations		$(91,016)

STATEMENT OF CHANGES IN NET ASSETS

	Period ended	Year ended
	May 31, 2004	Nov. 30, 2003
INCREASE (DECREASE) IN NET ASSETS
From Operations
Net investment income	$142,859	$276,090
Net realized gain (loss) on investments	(19,614)	10,663
Net increase (decrease) in unealized appreciation	(214,261)	94,455
Net increase (decrease) in net assets from operations	(91,016)	381,208

Dividends to shareowners from
Net investment income	(143,265)	(276,090)

From fund share transactions
Proceeds from sales of shares	421,337	1,140,412
Value of shares issued in reinvestment of dividends	113,567	216,574
	534,904	1,356,986
Cost of shares redeemed	(583,409)	(713,555)
Net increase (decrease) in net assets from share transactions	(48,505)	643,431
Total increase (decrease) in net assets	$(282,786)	$748,549

NET ASSETS
Beginning of period	7,691,717	6,943,168
End of period	$7,408,931	$7,691,717

Shares of the fund sold and redeemed
Number of shares sold	77,333	209,181
Number of shares issued in reinvestment of dividends	20,924	39,726
	98,257	248,907
Number of shares redeemed	(108,378)	(131,040)

Net increase (decrease) in number of shares outstanding	(10,121)	117,867

(The accompanying notes are an integral part of these financial statements)

28	N-CSRS Semi-Annual Report May 31, 2004

IDAHO TAX-EXEMPT FUND	NOTES TO FINANCIAL STATEMENTS

Organization
Saturna Investment Trust, (the "Trust") was established under Washington State Law as a Business Trust on February 20, 1987. The Trust is registered as a no-load, open-end series investment company under the Investment Company Act of 1940, as amended. Four portfolios have been created to date in addition to Idaho Tax-Exempt Fund (the "Fund"). The other four portfolios distribute through a separate prospectus and the results of those funds are contained in a separate report.

Unaudited Information
The information in this interim report has not been subject to independent audit.

Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Fixed-income securities for which there are no publicly available market quotations are valued using matrices based on maturity, quality, yield and similar factors, which are compared periodically to multiple dealer bids and adjusted by the adviser under policies established by the Trustees.

The cost of securities is the same for accounting and Federal income tax purposes. Securities transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Income and Expenses:
Interest income is reduced by the amortization of bond premiums, on a constant yield-to-maturity basis from purchase date to maturity or call, as appropriate.

Interest income is increased by accretion for bonds underwritten as original issue discounts and for bonds purchased at market discounts.

Expenses incurred by the Trust on behalf of the Fund (e.g., professional fees) are allocated to the Fund and the other Funds of the Trust on the basis of relative daily average net assets.

Income taxes:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its income to its shareowners. Therefore, no provision for Federal income taxes is required. Further, the Fund intends to meet IRS requirements for tax-free income dividends, and requirements of the Idaho Department of Revenue for income dividends free of Idaho state income tax.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Dividends are paid daily and distributed on the last business day of each month.

Use of estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Transactions with Affiliated Persons
Under a contract approved by shareowners on October 12, 1990, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services to conduct the Fund’s business. For such services, the Fund pays an annual fee equal to .50% of average daily net assets. For the six months ended May 31, 2004, the Fund incurred advisory fee expenses of $19,515.

In accordance with the Fund’s agreement with its custodian, National City Bank of Indiana, for the six months ended May 31, 2004, custodian fees incurred by the Fund amounted to $801. The custodian waived its fees for earnings credits.

The Trust acts as a distributor of its own shares, except in those states in which Saturna Brokerage Services, Inc. (a subsidiary of Saturna Capital Corporation) is itself registered as a broker-dealer and acts as distributor without compensation. Saturna Capital Corporation acts as shareowner servicing agent for the Fund, for a monthly fee plus certain expenses. For the six months ended May 31, 2004, the Fund paid such a fee of $2,144.

One trustee is also a director and officer of Saturna Capital Corporation. The unaffiliated trustees receive a fee of $200 per meeting attended. For the six months ending May 31, 2004, such fees totalled $800 for the Trust.

Dividends
As of May 31, 2004, the tax composition of dividends are as follows:

5/31/04
Tax Free Income: $143,265
Income Per Share: $0.10
Long-term Capital Gains: $ -
Long-term Capital Gains Per Share: $ -

11/30/03
Tax Free Income: $276,090
Income Per Share: $0.21
Long-term Capital Gains: $ -
Long-term Capital Gains Per Share: $ -

Investments
At May 31, 2004, the net unrealized appreciation of investments for the Fund of $156,099 comprised gross unrealized gains of $198,366 and gross unrealized losses of $42,267.

During the six months ended May 31, 2004, the Fund purchased $494,085 of securities and sold/matured $444,560 of securities.

N-CSRS Semi-Annual Report May 31, 2004	29

Web: http://www.saturna.com
E-mail: idaho@saturna.com

(logo)

Saturna Capital
Mutual Funds

1-800/SATURNA
(800/728-8762)
1-888/732-6262 for automated assistance,
including fund prices

This report is issued for the information of the shareowners of the Fund. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Fund. Idaho Tax-Exempt Fund is a series of Saturna Investment Trust

(graphic omitted)
I D A H O TAX-EXEMPT FUND

SEMI-ANNUAL REPORT May 31, 2004

30	N-CSRS Semi-Annual Report May 31, 2004

Submission of Matters to a Vote of Securities Holders

Not applicable.

Controls and Procedures

Internal control over financial reporting is under the supervision of the the principal executive and financial officers. On July 6, 2004, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Exhibits

Exhibits included with this filing:

(a) Code of Ethics.

(b) Certifications.
(1) Nicholas Kaiser, President, Saturna Investment Trust
(2) Christopher Fankhauser, Treasurer, Saturna Investment Trust

N-CSRS Semi-Annual Report May 31, 2004	31

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

By:

/s/ Christopher Fankhouser
Christopher Fankhouser, Treasurer

Date: April 3, 2008

32	N-CSRS Semi-Annual Report May 31, 2004